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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment [ ]; Amendment Number: __________
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MPM BIOEQUITIES ADVISER, LLC
        ------------------------------------
Address: 601 Gateway Boulevard, Suite 360
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         South San Francisco, CA 94080
        ------------------------------------

Form 13F File Number: 28-108358
                         ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert W. Liptak
        --------------------------
Title:  Chief Financial Officer
        --------------------------
Phone:  617-425-9216
        --------------------------

Signature, Place, and Date of Signing:

  /s/ Robert W. Liptak         South San Francisco, CA          10/30/02
-------------------------   -------------------------------    ----------
       [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name
    28-
       ---------------------   ----------------------------------------------
    [Repeat as necessary.]

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                           Form 13F Information Table
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
                                                                                                                      VOTING
                                                                                                                     AUTHORITY
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                                                            VALUE   SHARES/PRN                 INVSTMT   OTHER
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      x($1000)    AMT    SH/PRN PUT/CALL DISCRETN  MANAGERS  SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC COM STK             COMMON STOCK    00339B107    4204    647800     SH               SOLE             647800   0    0
ADOLOR CORP COM                 COMMON STOCK    00724X102     472     33700     SH               SOLE              33700   0    0
ADVANCED NEUROMODULATION SYS    COMMON STOCK    00757T101    1265     38000     SH               SOLE              38000   0    0
AFFYMETRIX INC OC-CAP STK       COMMON STOCK    00826T108    2080    100000     SH               SOLE             100000   0    0
ALEXION PHARMACEUTICALS INC     COMMON STOCK    015351109    2910    251100     SH               SOLE             251100   0    0
ALTEON INC COM                  COMMON STOCK    02144G107    2909   1662200     SH               SOLE            1662200   0    0
AMGEN INC USD.0001 COM          COMMON STOCK    031162100    7385    177096     SH               SOLE             177096   0    0
AMYLIN PHARMACEUTICALS INC      COMMON STOCK    032346108    1579     95000     SH               SOLE              95000   0    0
APPLERA CORPORATION CELERA GEN  COMMON STOCK    038020202    4939    621200     SH               SOLE             621200   0    0
ARRAY BIOPHARMA                 COMMON STOCK    04269X105    4450    571300     SH               SOLE             571300   0    0
BIOGEN INC Com                  COMMON STOCK    090597105    9797    334700     SH               SOLE             334700   0    0
CELGENE CORPORATION COM         COMMON STOCK    151020104    5217    309800     SH               SOLE             309800   0    0
CUBIST PHARMACEUTICALS INC      COMMON STOCK    229678107    2614    511600     SH               SOLE             511600   0    0
CYBERONICS INC COM              COMMON STOCK    23251P102    1721    100000     SH               SOLE             100000   0    0
ENZON INC COM                   COMMON STOCK    293904108    5987    311200     SH               SOLE             311200   0    0
EXELIXIS INC COM STK            COMMON STOCK    30161Q104    1733    350000     SH               SOLE             350000   0    0
GENENTECH INC COM STK           COMMON STOCK    368710406   10905    334200     SH               SOLE             334200   0    0
GENZYME CORP COM                COMMON STOCK    372917104    2409    116900     SH               SOLE             116900   0    0
GILEAD SCIENCES INC COM         COMMON STOCK    375558103    6686    199400     SH               SOLE             199400   0    0
HUMAN GENOME SCIENCES INC       COMMON STOCK    444903108    3450    286100     SH               SOLE             286100   0    0
IDEC PHARMACEUTICALS CORP       COMMON STOCK    449370105    8142    196100     SH               SOLE             196100   0    0
INHALE THERAPEUTIC SYSTEMS      COMMON STOCK    457191104    4285    852300     SH               SOLE             852300   0    0
INSPIRE PHARMA COM STK          COMMON STOCK    457733103    2022    586100     SH               SOLE             586100   0    0
LEXICON GENETIC                 COMMON STOCK    528872104    1432    357200     SH               SOLE             357200   0    0
LIGAND PHARMACEUTICALS INC      COMMON STOCK    53220K207     952    140000     SH               SOLE             140000   0    0
MEDIMMUNE INC COM               COMMON STOCK    584699102    7399    353700     SH               SOLE             353700   0    0
MILLENNIUM PHARMACEUTICALS INC  COMMON STOCK    599902103    2536    272100     SH               SOLE             272100   0    0
NOVEN PHARMACEUTICALS INC       COMMON STOCK    670009109    6122    500200     SH               SOLE             500200   0    0
PRAECIS PHARMACEUTICALS INC     COMMON STOCK    739421105    2263    756900     SH               SOLE             756900   0    0
PROTEIN DESIGN LABS INC         COMMON STOCK    74369L103    4437    534600     SH               SOLE             534600   0    0
REGENERON PHARMACEUTICALS INC   COMMON STOCK    75886F107    1238     91700     SH               SOLE              91700   0    0
SCIOS INC COM                   COMMON STOCK    808905103    7411    291200     SH               SOLE             291200   0    0
TRANSKARYOTIC THERAPIES INC     COMMON STOCK    893735100    2421     74700     SH               SOLE              74700   0    0
TULARIK INC COM STK             COMMON STOCK    899165104    1865    272200     SH               SOLE             272200   0    0
UNITED THERAPEUTICS CORP COM    COMMON STOCK    91307C102    3951    240200     SH               SOLE             240200   0    0
VERSICOR INC COM STK            COMMON STOCK    925314106     406     47700     SH               SOLE              47700   0    0
VERTEX PHARMACEUTICALS INC      COMMON STOCK    92532F100    4255    230100     SH               SOLE             230100   0    0
VICAL INC COM                   COMMON STOCK    925602104     489    211600     SH               SOLE             211600   0    0
XOMA LTD                        COMMON STOCK    G9825R107    7374   1176200     SH               SOLE            1176200   0    0
ZYMOGENETICS INC Com            COMMON STOCK    98985T109    4506    563300     SH               SOLE             563300   0    0

S REPORT SUMMARY                40 Data Records            156220            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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